Allstate Life Insurance Company
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847.402.1790
                             Facsimile 847.402.3781
                          E-Mail csmith5@allstate.com


Charles Smith
Associate Counsel


April 20, 2006



BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:   Allstate Life Insurance Company ("Registrant")
      Post-Effective Amendment No. 5 to Form S-3 Registration Statement File No. 333-102319; CIK No. 0000352736

Commissioners:

On behalf of the above-named Registrant, we are filing herewith one electronically formatted copy of Post-Effective Amendment No. 5 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act. To facilitate the Commission staff's review of the Amendment, Registrant has requested that we submit the information below.

                                  1. Amendment

The purpose of the Amendment is, in response to comments from the Commission staff, to: (1) add Item 14 "Other Expenses of Issuance and Distribution"; (2) update Item 17 "Undertakings" to reflect the changes in Securities and Exchange Commission Release No. 33-8591; and (3) update the Powers of Attorney to include only Powers of Attorney filed with this amendment or incorporated by reference to previous filings for this Registrations Statement. The Amendment does not amend or delete any part of the Registration Statement, except as specifically noted therein.

                         2. Timetable for Effectiveness

We would appreciate the Commission staff's efforts in processing the Amendment so that the Registration Statement, as amended by Post-Effective Amendment No. 4 and this Amendment, may be declared effective no later than May 1, 2006.

At the appropriate time, Registrant, or its counsel, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter each has authorized me to state on its behalf that it is aware of its obligations under the Securities Act.

                         3. Registrant's Acknowledgment

In making its request for acceleration of this Registration Statement, Registrant hereby acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                             -----------------------

Please direct any question or comment to me at the number above.

Sincerely,


/s/ CHARLES M. SMITH
--------------------------------
Charles M. Smith


Enclosure